Contract liabilities (Details Narrative) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Contract liabilities	€ 124,821		€ 128,758	€ 89,636
Revenue recognized	4,090		€ 89,364
APA with EC [member]
IfrsStatementLineItems [Line Items]
Contract liabilities	116,900
Kingdom of Bahrain [member]
IfrsStatementLineItems [Line Items]
Revenue recognized	1,500
Pfizer Inc. [member]
IfrsStatementLineItems [Line Items]
Revenue recognized	€ 1,200
UK Supply Agreement [member]
IfrsStatementLineItems [Line Items]
Revenue recognized		€ 87,000